DEBT FACILITY (Details) (Comerica Bank and Export Development Canada [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Feb. 28, 2013
DEBT FACILITY
Long-term credit facility, outstanding	$ 15,000
Long-term credit facility, remaining borrowing capacity	15,000
Long-term credit facility, maturity date	May 31, 2014
Long-term credit facility, average outstanding during period	16,044
Long-term credit facility, interest expense during period	1,083
Minimum [Member]
DEBT FACILITY
Long-term credit facility, borrowing capacity	35,000
Long-term credit facility, interest rate above base rate	3.00%
Additional Credit [Member]
DEBT FACILITY
Long-term credit facility, borrowing capacity	20,000
Maximum [Member]
DEBT FACILITY
Long-term credit facility, borrowing capacity	60,000
Long-term credit facility, interest rate above base rate	4.00%
Credit Facility Revision [Member]
DEBT FACILITY
Long-term credit facility, borrowing capacity	20,000
Letter of Credit [Member]
DEBT FACILITY
Long-term credit facility, borrowing capacity	5,000
Long-term credit facility, remaining borrowing capacity	5,000
Letter of Credit [Member] | Credit Facility Revision [Member]
DEBT FACILITY
Long-term credit facility, borrowing capacity	$ 2,500